Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of other debt securities at fair value through profit or loss [line items]
Expected credit losses	$ 57
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-13-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-13-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-02-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-02-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-15-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-15-2019
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-18-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-18-2018
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-11-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-11-2018
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-12-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-12-2017
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-05-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-05-2017
Local Government Securities [member] | Federal government bonds in US dollars at 8.75% - Maturity: 05-07-2024 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	8.75%
Debt securities at fair value through profit or loss, maturity date	05-07-2024
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | International bonds of the Argentina Republic in US dollars at 7.125 - Maturity: 06-28-2117 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Other debt securities Currency Exchange Rates	0.07125
Debt securities at fair value through profit or loss, maturity date	06-28-2117
Local Government Securities [member] | Consolidation bonds in pesos Serie 8 - Maturity: 10-04-2022 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-04-2022
Local Government Securities [member] | Secured bonds in pesos under Presidential Decree No. 1579/02 at 2% - Maturity: 02-04-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	2.00%
Debt securities at fair value through profit or loss, maturity date	02-04-2018
Local Government Securities [member] | Treasury Bills in US dollars - Maturity: 03-20-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-20-2017
Local Government Securities [member] | Debt Securities of Province of Buenos Aires Series I Class II - Maturity: 12-06-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-06-2019
Local Government Securities [member] | Federal government bonds in pesos - Badlar Private + 250 PBS. - Maturity: 03-11-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate basis	Badlar Private + 250 PBS
Debt securities at fair value through profit or loss, maturity date	03-11-2019
Local Government Securities [member] | Province of Neuqun Treasury bills Class 2 Series II - Maturity: 06-06-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-06-2018
Local Government Securities [member] | Province of Ro Negro Treasury bills Class 1 Series VI - Maturiry: 03-15-17 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-15-2017
Local Government Securities [member] | Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	26.00%
Debt securities at fair value through profit or loss, maturity date	11-21-2020
Local Government Securities [member] | Federal government bonds in pesos Badlar + 2.00 - Maturity: 03-28-17 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate basis	Badlar + 2.00
Debt securities at fair value through profit or loss, maturity date	03-28-17
Local Government Securities [member] | Bonds Consadep Tucumn - Series 1 in pesos - Maturity: 02-04-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-04-2018
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-04-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-08-2019 [member] | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-08-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity 01-02-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-02-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-03-2019
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2019 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-07-2019
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 03-21-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-21-2018
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 01-17-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-17-2018
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 05-16-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-16-2018
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 04-18-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-18-2018
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 02-21-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-21-2018
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 01-18-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-18-2017
Central Bank of Argentina Bills [member] | Central Bank of Argentina Internal Bills in pesos - Maturity: 02-15-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-15-2017
Private securities [member] | Corporate Bonds Telecom Personal SA Series 4 - Maturity: 11-16-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	11-16-2018
Private securities [member] | Corporate Bonds Telecom Personal SA Series 3 - Maturity: 05-16-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-16-2018
Private securities [member] | Corporate Bonds Genneia SA Class 19 - Maturity: 02-16-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-16-2017
Private securities [member] | Corporate Bonds Albanesi SA Class 2 - Maturity: 10-25-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-25-2018
Private securities [member] | Corporate Bonds Ledesma SA Class 3 - Maturity: 04-01-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-01-2017
Private securities [member] | Corporate Bond Integracin Elctrica Sur Arg. SA Class 4 - Maturity: 09-26-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	09-26-2017
Private securities [member] | Corporate Bond Banco Hipotecario Series 32 - Maturity: 05-30-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-30-2017
Private securities [member] | Corporate Bonds Arcor SAIC Class 8 - Maturity: 06-15-2017 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-15-2017
Private securities [member] | Corporate Bonds Chevron Corp - Maturity: 03-03-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-03-2019
Private securities [member] | Corporate Bonds Ford Motor Credit Corp LLC - Maturity: 01-15-2020 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-15-2020
Private securities [member] | Corporate Bonds The Dow Chemical Corp - Maturity: 05-15-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-15-2019
Private securities [member] | Corporate Bonds Johnson & Johnson - Maturity: 07-15-2018 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-15-2018
Private securities [member] | Corporate Bonds Wal Mart Stores - Maturity: 02-01-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-01-2019
Private securities [member] | Corporate Bonds Microsoft Corp - Maturity: 06-01-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-01-2019
Private securities [member] | Corporate Bonds Shell Intl Fin - Maturity: 09-22-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	09-22-2019
Private securities [member] | Corporate Bondss Celulosa Arauco - Maturity: 07-29-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-29-2019
Private securities [member] | Debt Securities of Financial Trust SAT SAPEM - Maturity: 01-10-2019 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-10-2019